Cover	Jun. 26, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41071
Entity Registrant Name	LF Capital Acquisition Corp. II
Entity Central Index Key	0001851266
Entity Tax Identification Number	86-2195674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1909 Woodall Rodgers Freeway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	741-6105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and
Trading Symbol	LFACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LFAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LFACW
Security Exchange Name	NASDAQ